                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Standard LLC
Address: 7674 W. Lake Mead Blvd
         Suite 220
         Las Vegas, NV 89128

Form 13F File Number: 28-11566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas C. Barrow
Title:   Managing Member
Phone:   (702) 944-1061

Signature, Place, and Date of Signing:

   /s/ Thomas C. Barrow         Las Vegas, NV               5/23/2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          50
Form 13F Information Table Value Total: $    70,363
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number           Name
--- -----------------------------  -----------------------------
 1  28- _________________________  _____________________________
 2  28- _________________________  _____________________________

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
                                             FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ---------- -------- -----------------
                                                                                                    VOTING AUTHORITY
                                                       VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -----------------
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
Alliant Techsystems Inc      COM            018804104      216    2800 SH       SOLE                 2800
Ambassadors International    OTC IS         023178106      383   21091 SH       SOLE                21091
American Diary Inc           OTC IS         025334103      196   13300 SH       SOLE                13300
Ameron Inc                   COM            030710107     1333   18200 SH       SOLE                18200
Aztar Corp                   COM            054802103     1029   24500 SH       SOLE                24500
Berkshire Hathaway Inc       COM            084670108     3704      41 SH       SOLE                   41
Cathay Bancorp Inc           OTC IS         149150104     2051   54500 SH       SOLE                54500
Cherokee Inc New             OTC IS         16444H102     2952   73300 SH       SOLE                73300
China Pete & Chem Corp ADR   COM            16941R108     2148   36800 SH       SOLE                36800
China Pete & Chem Corp ADR   OPTION         16941R108     2148   36800     PUT  SOLE                36800
Chipotle Mexican Grill Inc   OTC IS         169656105      504    9100 SH       SOLE                 9100
***Consolidated Water Co Inc OTC IS         G23773107     2232   91137 SH       SOLE                91137
Coffee Holdings Inc          COM            192176105      313   51300 SH       SOLE                51300

                                              FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------  -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                     VOTING AUTHORITY
                                                       VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
EMC Corp                     OPTION         268648102      372   27300     CALL SOLE                 27300
FalconStor Software Inc      OTC IS         306137100      483   51100 SH       SOLE                 51100
***Focus Media Holding Ltd   COM            34415V109      476    8200 SH       SOLE                  8200
Fu Ji Food and Catering      OTC IS         G3685B104      618  299769 SH       SOLE                299769
Genius Products Inc          OTC IS         37229R206      861  480900 SH       SOLE                480900
Google Inc                   OPTION         38259P508     3939   10100     PUT  SOLE                 10100
Grant Prideco Inc            COM            38821G101      801   18700 SH       SOLE                 18700
***Gruma SA de CV            COM            400131306      561   48400 SH       SOLE                 48400
Helmerich & Payne Inc        COM            423452101      845   12100 SH       SOLE                 12100
Iconix Brand Group Inc       OTC IS         451055107      466   32000 SH       SOLE                 32000
Imperial Oil Ltd             COM            453038408      215    2000 SH       SOLE                  2000
iShares Tr                   OPTION         464287655     7612  100200     PUT  SOLE                100200
Landrys Seafood Restaurants  OPTION         51508L103     1028   29100     PUT  SOLE                 29100

                                              FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                     VOTING AUTHORITY
                                                       VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Longs Drug Stores Inc        COM            543162101     5007  108200 SH       SOLE                108200
Management Network Group Inc OTC IS         561693102      929  422100 SH       SOLE                422100
McDonalds Corp               COM            580135101     1374   40000 SH       SOLE                 40000
Medis Technologies Ltd       OPTION         58500P107     2494  106900     PUT  SOLE                106900
MGM Mirage                   COM            552953101      517   12000 SH       SOLE                 12000
Network Appliance Inc        OTC IS         64120L104      573   15900 SH       SOLE                 15900
Nipponkoa Insurance Co Ltd   OTC IS         J5428G115     1322  145000 SH       SOLE                145000
Northwest Pipe Co            OTC IS         667746101      516   17000 SH       SOLE                 17000
NovaStar Financial Inc       OPTION         669947400     1782   53300     PUT  SOLE                 53300
***Origin Agritech Limited   OTC IS         G67828106     3043  177330 SH       SOLE                177330
OrthoLogic Corp              OTC IS         68750J107      394  178900 SH       SOLE                178900
Peets Coffee and Tea Inc     OTC IS         705560100      300   10000 SH       SOLE                 10000
Petrochina Co Ltd ADS        OTC IS         71646E100     3327   31700 SH       SOLE                 31700

                                             FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ---------- -------- -----------------
                                                                                                    VOTING AUTHORITY
                                                       VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -----------------
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
Petrochina Co Ltd ADS        OPTION         71646E100     3442   32800     PUT  SOLE                32800
Pico Holdings Inc            OTC IS         693366205      474   14400 SH       SOLE                14400
Polaris Industries Inc       OPTION         731068102     1053   19300     PUT  SOLE                19300
Powershares ETF Trust        COM            73935X500      958   45100 SH       SOLE                45100
Rent A Center Inc            OTC IS         76009N100      458   17900 SH       SOLE                17900
Republic Services Inc        COM            760759100      723   17000 SH       SOLE                17000
***Research in Motion Ltd    OPTION         760975102     1061   12500     PUT  SOLE                12500
Ritchie Bros Auctioneers Inc COM            767744105      386    7800 SH       SOLE                 7800
Southwest Water Co           OTC IS         845331107     1100   69000 SH       SOLE                69000
Symyx Technologies Inc       OPTION         87155S108      399   14400     CALL SOLE                14400
Western Alliance             OTC IS         957638109     1245   33500 SH       SOLE                33500